Financial Instruments and Fair Value - Summary of Fair Value Information (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Jan. 03, 2017	Apr. 22, 2016	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Estimated Fair Value
Goodwill (Note 11)				$ 2,958.0	$ 2,969.2	$ 2,933.1
BIVIVP
Estimated Fair Value
Inventories	$ 108.6
Marketed products	297.0
Property and equipment	148.2
Other assets and liabilities — net	8.2
Total identifiable net assets	562.0
Goodwill (Note 11)	320.1
Total consideration transferred — net of cash acquired	$ 882.1		$ 882.1
Weighted average useful life				10 years
BIVIVP | Marketed products
Estimated Fair Value
Purchase accounting adjustment					$ 42.7
Galliprant
Estimated Fair Value
Deferred tax assets		$ 15.3
Acquired in-process research and development		31.6
Deferred tax liabilities		(15.3)
Total consideration transferred — net of cash acquired		88.6
Less: Contingent consideration		(43.6)
Total cash paid		45.0
Weighted average useful life				20 years
Galliprant | Marketed products
Estimated Fair Value
Marketed products		$ 57.0